Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Schedule of Incurred Management Fees
For the year ended December 31, 2015, 2014 and 2013, the Company incurred the following management fees to CGM, by entity (in thousands):

	December 31, 2015	December 31, 2014	December 31, 2013
Ergobaby	$500	$500	$500
FOX	—	—	308
Liberty	500	500	500
Manitoba Harvest	175	n/a	n/a
Advanced Circuits	500	500	500
Arnold Magnetics	500	500	500
Clean Earth	500	125	n/a
Sterno Products	500	125	n/a
Corporate	22,483	19,622	15,474
	$25,658	$21,872	$17,782